Commitments and Contingencies (Details) ¥ in Thousands		12 Months Ended
	Jul. 21, 2021 CNY (¥)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)
Commitments and Contingencies [Abstract]
Weighted average remaining lease term		3 years 2 months 12 days
Weighted average discount rate		3.82%
Operating lease costs		¥ 324	¥ 178
Short-term lease costs		¥ 370	140
Cash paid for operating lease liabilities			¥ 318
Commission previously paid	¥ 4,120
Legal fees	145
Claimed total amount	¥ 4,265